Financial Risk Management - Changes of Financial Assets Classified as Level 3 (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
Disclosure of fair value measurement of assets [line items]
Balance at beginning	₩ 30,515,255
Balance at ending	30,107,783
Balance at beginning	(18,687,621)
Balance at ending	(17,152,491)
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	687,689
Gain / (Loss)	44,599
OCI	1,347,128
Acquisition	28,736
Disposal	(70,059)
Transfer	292,698
Balance at ending	2,330,791
FVTPL [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	209,101
Gain / (Loss)	44,599
OCI	(1,271)
Acquisition	27,312
Disposal	(20,591)
Transfer	12,319
Balance at ending	271,469
Balance at beginning	2,689
Gain for the period	(204)
OCI	0
Acquisition	(13,279)
Disposal	10,416
Transfer	0
Balance at ending	(5,756)
Financial assets at FVOCI [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	478,588
Gain / (Loss)	0
OCI	1,348,399
Acquisition	1,424
Disposal	(49,468)
Transfer	280,379
Balance at ending	₩ 2,059,322